Loans - Summary of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2023	Oct. 31, 2023	[1]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	$ 4,182
Balance at end of period	4,086	$ 4,182	$ 3,581	$ 4,086	$ 3,581
Loans	3,898	4,020	3,397	3,898	3,397	$ 3,902
Undrawn credit facilities and other off-balance sheet exposures	188	162	184	188	184
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	503	456	308	456	293
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(12)	(7)	(8)	(19)	(9)
Provision for (reversal of) credit losses changes in model	15			15
Provision for (reversal of) credit losses net remeasurement	1	61	90	62	115
Total provision for (reversal of) credit losses	4	54	82	58	106
Write-offs	(4)	(3)	(6)	(7)	(10)
Recoveries		4	3	4	5
Interest income on impaired loans	(6)	(6)	(3)	(12)	(8)
Foreign exchange and other	2	(2)			(2)
Balance at end of period	499	503	384	499	384
Personal [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,098	1,064	943	1,064	939
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(17)	(17)	(20)	(34)	(27)
Provision for (reversal of) credit losses net remeasurement	128	163	81	291	161
Total provision for (reversal of) credit losses	111	146	61	257	134
Write-offs	(132)	(126)	(101)	(258)	(187)
Recoveries	15	17	17	32	38
Interest income on impaired loans	(2)	(1)	(1)	(3)	(2)
Foreign exchange and other	5	(2)	1	3	(2)
Balance at end of period	1,095	1,098	920	1,095	920
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	774	772	827	772	868
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	1	(13)	(12)	(12)	(38)
Provision for (reversal of) credit losses net remeasurement	163	148	30	311	120
Total provision for (reversal of) credit losses	164	135	18	299	82
Write-offs	(177)	(160)	(147)	(337)	(279)
Recoveries	31	27	34	58	61
Balance at end of period	792	774	732	792	732
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,807	1,825	1,293	1,825	1,176
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(3)	(28)	(10)	(31)	(10)
Provision for (reversal of) credit losses changes in model		41		41	6
Provision for (reversal of) credit losses net remeasurement	238	237	287	475	415
Total provision for (reversal of) credit losses	235	250	277	485	411
Write-offs	(385)	(222)	(37)	(607)	(48)
Recoveries	31	18	8	49	16
Interest income on impaired loans	(21)	(23)	(8)	(44)	(12)
Foreign exchange and other	33	(41)	12	(8)	2
Balance at end of period	1,700	1,807	1,545	1,700	1,545
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	716
Balance at end of period	763	716	755	763	755
Loans	667	631	668	667	668
Undrawn credit facilities and other off-balance sheet exposures	96	85	87	96	87
Stage 1 [member] | Residential mortgages [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	88	90	58	90	57
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	4	4	2	8	5
Provision for (reversal of) credit losses net remeasurement	(18)	(20)		(38)	(16)
Transfers to 12-month ECL	19	17	19	36	35
Transfers to lifetime ECL performing	(2)	(2)	(1)	(4)	(3)
Total provision for (reversal of) credit losses	3	(1)	20	2	21
Foreign exchange and other	1	(1)
Balance at end of period	92	88	78	92	78
Stage 1 [member] | Personal [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	176	174	147	174	137
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	7	8	10	15	22
Provision for (reversal of) credit losses net remeasurement	(137)	(128)	(128)	(265)	(195)
Transfers to 12-month ECL	144	140	147	284	221
Transfers to lifetime ECL performing	(16)	(18)	(10)	(34)	(19)
Total provision for (reversal of) credit losses	(2)	2	19		29
Foreign exchange and other	1		(1)	1	(1)
Balance at end of period	175	176	165	175	165
Stage 1 [member] | Credit card [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	194	181	142	181	159
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	6	6	8	12	9
Provision for (reversal of) credit losses net remeasurement	(94)	(94)	(142)	(188)	(317)
Transfers to 12-month ECL	93	119	171	212	344
Transfers to lifetime ECL performing	(15)	(18)	(6)	(33)	(22)
Total provision for (reversal of) credit losses	(10)	13	31	3	14
Balance at end of period	184	194	173	184	173
Stage 1 [member] | Business and government [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	258	294	303	294	335
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	9	3	9	12	16
Provision for (reversal of) credit losses changes in model		12		12
Provision for (reversal of) credit losses net remeasurement	21	(85)	(35)	(64)	(89)
Transfers to 12-month ECL	33	51	66	84	101
Transfers to lifetime ECL performing	(13)	(9)	(9)	(22)	(22)
Total provision for (reversal of) credit losses	50	(28)	31	22	6
Foreign exchange and other	4	(8)	5	(4)	(2)
Balance at end of period	312	258	339	312	339
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	2,392
Balance at end of period	2,436	2,392	1,948	2,436	1,948
Loans	2,346	2,316	1,852	2,346	1,852
Undrawn credit facilities and other off-balance sheet exposures	90	76	96	90	96
Stage 2 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	165	142	80	142	69
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(4)	(2)	(1)	(6)	(1)
Provision for (reversal of) credit losses changes in model	4			4
Provision for (reversal of) credit losses net remeasurement	6	38	47	44	76
Transfers to 12-month ECL	(19)	(16)	(18)	(35)	(34)
Transfers to lifetime ECL performing	3	3	3	6	5
Transfers to lifetime ECL credit-impaired	(3)	(1)	(2)	(4)	(5)
Total provision for (reversal of) credit losses	(13)	22	29	9	41
Foreign exchange and other	(1)	1	1
Balance at end of period	151	165	110	151	110
Stage 2 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	735	709	639	709	656
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(15)	(14)	(20)	(29)	(35)
Provision for (reversal of) credit losses net remeasurement	155	183	120	338	201
Transfers to 12-month ECL	(144)	(140)	(146)	(284)	(220)
Transfers to lifetime ECL performing	17	19	15	36	24
Transfers to lifetime ECL credit-impaired	(24)	(23)	(20)	(47)	(37)
Total provision for (reversal of) credit losses	(11)	25	(51)	14	(67)
Foreign exchange and other		1		1	(1)
Balance at end of period	724	735	588	724	588
Stage 2 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	580	591	685	591	709
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(5)	(19)	(20)	(24)	(47)
Provision for (reversal of) credit losses net remeasurement	161	165	123	326	347
Transfers to 12-month ECL	(93)	(119)	(171)	(212)	(344)
Transfers to lifetime ECL performing	15	18	6	33	22
Transfers to lifetime ECL credit-impaired	(50)	(56)	(64)	(106)	(128)
Total provision for (reversal of) credit losses	28	(11)	(126)	17	(150)
Balance at end of period	608	580	559	608	559
Stage 2 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	912	864	579	864	490
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(2)	(20)	(3)	(22)	(6)
Provision for (reversal of) credit losses changes in model		29		29	6
Provision for (reversal of) credit losses net remeasurement	64	211	170	275	280
Transfers to 12-month ECL	(30)	(49)	(63)	(79)	(98)
Transfers to lifetime ECL performing	14	11	10	25	36
Transfers to lifetime ECL credit-impaired	(24)	(111)	(8)	(135)	(17)
Total provision for (reversal of) credit losses	22	71	106	93	201
Foreign exchange and other	19	(23)	6	(4)
Balance at end of period	953	912	691	953	691
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	1,074
Balance at end of period	887	1,074	878	887	878
Loans	885	1,073	877	885	877
Undrawn credit facilities and other off-balance sheet exposures	2	1	1	2	1
Stage 3 [member] | Residential mortgages [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	250	224	170	224	167
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(12)	(9)	(9)	(21)	(13)
Provision for (reversal of) credit losses changes in model	11			11
Provision for (reversal of) credit losses net remeasurement	13	43	43	56	55
Transfers to 12-month ECL		(1)	(1)	(1)	(1)
Transfers to lifetime ECL performing	(1)	(1)	(2)	(2)	(2)
Transfers to lifetime ECL credit-impaired	3	1	2	4	5
Total provision for (reversal of) credit losses	14	33	33	47	44
Write-offs	(4)	(3)	(6)	(7)	(10)
Recoveries		4	3	4	5
Interest income on impaired loans	(6)	(6)	(3)	(12)	(8)
Foreign exchange and other	2	(2)	(1)		(2)
Balance at end of period	256	250	196	256	196
Stage 3 [member] | Personal [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	187	181	157	181	146
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(9)	(11)	(10)	(20)	(14)
Provision for (reversal of) credit losses net remeasurement	110	108	89	218	155
Transfers to 12-month ECL			(1)		(1)
Transfers to lifetime ECL performing	(1)	(1)	(5)	(2)	(5)
Transfers to lifetime ECL credit-impaired	24	23	20	47	37
Total provision for (reversal of) credit losses	124	119	93	243	172
Write-offs	(132)	(126)	(101)	(258)	(187)
Recoveries	15	17	17	32	38
Interest income on impaired loans	(2)	(1)	(1)	(3)	(2)
Foreign exchange and other	4	(3)	2	1
Balance at end of period	196	187	167	196	167
Stage 3 [member] | Credit card [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Provision for (reversal of) credit losses net remeasurement	96	77	49	173	90
Transfers to lifetime ECL credit-impaired	50	56	64	106	128
Total provision for (reversal of) credit losses	146	133	113	279	218
Write-offs	(177)	(160)	(147)	(337)	(279)
Recoveries	31	27	34	58	61
Stage 3 [member] | Business and government [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of detailed information about borrowings [line items]
Balance at beginning of period	637	667	411	667	351
Provision for (reversal of) credit losses originations net of repayments and other derecognitions	(10)	(11)	(16)	(21)	(20)
Provision for (reversal of) credit losses net remeasurement	153	111	152	264	224
Transfers to 12-month ECL	(3)	(2)	(3)	(5)	(3)
Transfers to lifetime ECL performing	(1)	(2)	(1)	(3)	(14)
Transfers to lifetime ECL credit-impaired	24	111	8	135	17
Total provision for (reversal of) credit losses	163	207	140	370	204
Write-offs	(385)	(222)	(37)	(607)	(48)
Recoveries	31	18	8	49	16
Interest income on impaired loans	(21)	(23)	(8)	(44)	(12)
Foreign exchange and other	10	(10)	1		4
Balance at end of period	$ 435	$ 637	$ 515	$ 435	$ 515

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the interim consolidated financial statements for additional details.